CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Total	Debt securities	Equity shares	Share capital and premium	Other reserves	Other reserves Debt securities	Other reserves Equity shares	Retained profits	Attributable to ordinary shareholders	Attributable to ordinary shareholders Debt securities	Attributable to ordinary shareholders Equity shares	Other equity instruments	Non- controlling interests
At 1 January at Dec. 31, 2017		£ 47,952			£ 24,831	£ 13,553			£ 3,976	£ 42,360			£ 5,355	£ 237
Comprehensive income
Profit for the year		4,506							3,975	3,975			433	98
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		120							120	120
Share of other comprehensive income of associates and joint ventures		8							8	8
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			£ (193)	£ (75)			£ (193)	£ (75)			£ (193)	£ (75)
Gains and losses attributable to own credit risk, net of tax		389							389	389
Movements in cash flow hedging reserve, net of tax		(354)				(354)				(354)
Exchange and other adjustments		(8)				(8)				(8)
Other comprehensive income for the year, net of tax		(113)				(630)			517	(113)
Total comprehensive income for the year	[1]	4,393				(630)			4,492	3,862			433	98
Transactions with owners
Dividends (note 43)		(2,301)							(2,240)	(2,240)				(61)
Distributions on other equity instruments		(433)											(433)
Issue of ordinary shares		162			162					162
Share buyback		(1,005)			(158)	158			(1,005)	(1,005)
Issue of other equity instruments (note 42)		1,131							(5)	(5)			1,136
Movement in treasury shares		40							40	40
Value of employee services:
Share option schemes		53							53	53
Other employee award schemes		207							207	207
Total transactions with owners		(2,146)			4	158			(2,950)	(2,788)			703	(61)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(97)				129			(129)
At 31 December at Dec. 31, 2018		50,199			24,835	13,210			5,389	43,434			6,491	274
Comprehensive income
Profit for the year		3,006							2,459	2,459			466	81
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,117)							(1,117)	(1,117)
Share of other comprehensive income of associates and joint ventures		0
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			(156)	12			(156)	12			(156)	12
Gains and losses attributable to own credit risk, net of tax		(306)							(306)	(306)
Movements in cash flow hedging reserve, net of tax		453				453				453
Exchange and other adjustments		(12)				(12)				(12)
Other comprehensive income for the year, net of tax		(1,126)				297			(1,423)	(1,126)
Total comprehensive income for the year	[1]	1,880				297			1,036	1,333			466	81
Transactions with owners
Dividends (note 43)		(2,450)							(2,312)	(2,312)				(138)
Distributions on other equity instruments		(466)											(466)
Issue of ordinary shares		107			107					107
Share buyback		(1,095)			(189)	189			(1,095)	(1,095)
Redemption of preference shares					3	(3)
Issue of other equity instruments (note 42)		893							(3)	(3)			896
Redemptions of other equity instruments (note 42)		1,481											1,481
Movement in treasury shares		(3)							(3)	(3)
Value of employee services:
Share option schemes		71							71	71
Other employee award schemes		165							165	165
Changes in non-controlling interests		(14)												(14)
Total transactions with owners		(4,273)			(79)	186			(3,177)	(3,070)			(1,051)	(152)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0				2			(2)
At 31 December at Dec. 31, 2019		47,806			24,756	13,695			3,246	41,697			5,906	203
Comprehensive income
Profit for the year		1,387							865	865			453	69
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		113							113	113
Share of other comprehensive income of associates and joint ventures		0
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			£ (24)	£ (66)			£ (24)	£ (66)			£ (24)	£ (66)
Gains and losses attributable to own credit risk, net of tax		(55)							(55)	(55)
Movements in cash flow hedging reserve, net of tax		125				125				125
Exchange and other adjustments		17				17				17
Other comprehensive income for the year, net of tax		110				52			58	110
Total comprehensive income for the year	[1]	1,497				52			923	975			453	69
Transactions with owners
Dividends (note 43)		(41)							0					(41)
Distributions on other equity instruments		(453)											(453)
Issue of ordinary shares		191			191					191
Redemption of preference shares		3
Movement in treasury shares		293							293	293
Value of employee services:
Share option schemes		48							48	48
Other employee award schemes		74							74	74
Changes in non-controlling interests		(2)												(2)
Total transactions with owners		110			191	0			415	606			(453)	(43)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(50)
At 31 December at Dec. 31, 2020		£ 49,413			£ 24,947	£ 13,747			£ 4,584	£ 43,278			£ 5,906	£ 229

[1]	1Total comprehensive income attributable to owners of the parent was £1,428 million (2019: £1,799 million; 2018: £4,295 million).